Loans - Loans Serviced for Others (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Mortgage Loans Serviced For Others [Abstract]
Mortgage loans serviced	$ 3,541,869	$ 3,493,312
Analysis Of Capitalized Mortgage Loan Servicing Rights [Abstract]
Balance at beginning of period	42,489	26,232	$ 16,904
Originated servicing rights capitalized	3,956	6,061	11,436
Change in fair value due to price	(280)	14,272	3,380
Change in fair value due to pay downs	(3,922)	(4,076)	(5,488)
Balance at end of year	42,243	42,489	26,232
Loans sold and serviced that have had servicing rights capitalized	3,541,869	3,493,312	$ 3,323,521
Fannie Mae
Mortgage Loans Serviced For Others [Abstract]
Mortgage loans serviced	1,772,030	1,840,221
Freddie Mac
Mortgage Loans Serviced For Others [Abstract]
Mortgage loans serviced	1,381,693	1,375,514
Ginnie Mae
Mortgage Loans Serviced For Others [Abstract]
Mortgage loans serviced	161,899	169,421
FHLB
Mortgage Loans Serviced For Others [Abstract]
Mortgage loans serviced	173,311	72,809
Other
Mortgage Loans Serviced For Others [Abstract]
Mortgage loans serviced	$ 52,936	$ 35,347